RELATED PARTIES TRANSACTIONS	9 Months Ended
Sep. 30, 2017
Notes to Financial Statements
NOTE 10 - RELATED PARTIES TRANSACTIONS

Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation and are not disclosed. Details of transactions between the Company and other related parties, in addition to those transactions disclosed elsewhere in these consolidated financial statements, are described below.

a)	Related Party Balances

(i) Prepaid Expenses

As at September 30, 2017, the Company had $60,648 (December 31, 2016 – ($36,117)) in amounts prepaid to a company controlled by a Director (also an officer) of the Company. The amounts arose from management fees paid in advance, and are non-interest bearing, unsecured and have no specified terms of repayment.

(ii) Promissory Notes

During June 2017 the Company repaid certain convertible promissory notes totaling $87,960 (including US$31,200) issued to a company controlled by a Director (also an officer) of the Company. Included in Convertible Promissory Notes as at September 30, 2017, was $Nil (December 31, 2016, $89,364 including US$31,200) owed to a company controlled by a Director (also an officer) of the Company).

Included in Convertible Promissory Notes as at September 30, 2017, was $62,400, (US$50,000), (December 31, 2016, $67,135 (US$50,000)) owed to a company controlled by a former officer of the Company.

b)	Compensation of Key Management Personnel

The Company incurred management fees and share-based payments for services provided by key management personnel for the periods ended September 30, 2017 and 2016 as described below. All related party transactions were in the ordinary course of business and were measured at their exchange amount.

	Three Months ended		Nine Months ended
	September 30,		September 30,
	2017	2016	2017	2016
	$	$	$	$

Management Fees	30,000	15,000	75,000	45,000